IFRS 7 Disclosure - Credit Risk - Summary of Gross Credit Risk Exposure by Portfolio, Sector and Geography (Detail) - Credit risk [member] - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of credit risk exposure [line items]
Total exposure	$ 1,931,513	$ 1,652,901
Canada [member]
Disclosure of credit risk exposure [line items]
Total exposure	910,992	808,249
United States [member]
Disclosure of credit risk exposure [line items]
Total exposure	578,261	490,574
Europe [member]
Disclosure of credit risk exposure [line items]
Total exposure	266,927	242,702
Other International [member]
Disclosure of credit risk exposure [line items]
Total exposure	175,333	111,376
Lending related and other [member] | Other commitments [member]
Disclosure of credit risk exposure [line items]
Total exposure	293,435	284,435
Lending related and other [member] | Canada [member] | Other commitments [member]
Disclosure of credit risk exposure [line items]
Total exposure	116,423	100,740
Lending related and other [member] | United States [member] | Other commitments [member]
Disclosure of credit risk exposure [line items]
Total exposure	69,616	79,782
Lending related and other [member] | Europe [member] | Other commitments [member]
Disclosure of credit risk exposure [line items]
Total exposure	79,639	80,319
Lending related and other [member] | Other International [member] | Other commitments [member]
Disclosure of credit risk exposure [line items]
Total exposure	27,757	23,594
Lending related and other [member] | Loans and acceptances [member] | Outstanding loan commitments [Member]
Disclosure of credit risk exposure [line items]
Total exposure	595,392	561,235
Lending related and other [member] | Loans and acceptances [member] | Undrawn loan commitments [member]
Disclosure of credit risk exposure [line items]
Total exposure	287,090	244,400
Lending related and other [member] | Loans and acceptances [member] | Canada [member] | Outstanding loan commitments [Member]
Disclosure of credit risk exposure [line items]
Total exposure	490,229	458,963
Lending related and other [member] | Loans and acceptances [member] | Canada [member] | Undrawn loan commitments [member]
Disclosure of credit risk exposure [line items]
Total exposure	188,170	156,249
Lending related and other [member] | Loans and acceptances [member] | United States [member] | Outstanding loan commitments [Member]
Disclosure of credit risk exposure [line items]
Total exposure	80,509	73,137
Lending related and other [member] | Loans and acceptances [member] | United States [member] | Undrawn loan commitments [member]
Disclosure of credit risk exposure [line items]
Total exposure	74,680	64,439
Lending related and other [member] | Loans and acceptances [member] | Europe [member] | Outstanding loan commitments [Member]
Disclosure of credit risk exposure [line items]
Total exposure	10,859	13,979
Lending related and other [member] | Loans and acceptances [member] | Europe [member] | Undrawn loan commitments [member]
Disclosure of credit risk exposure [line items]
Total exposure	19,746	17,934
Lending related and other [member] | Loans and acceptances [member] | Other International [member] | Outstanding loan commitments [Member]
Disclosure of credit risk exposure [line items]
Total exposure	13,795	15,156
Lending related and other [member] | Loans and acceptances [member] | Other International [member] | Undrawn loan commitments [member]
Disclosure of credit risk exposure [line items]
Total exposure	4,494	5,778
Trading related credit [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Total exposure	658,100	475,832
Trading related credit [member] | Trading Derivatives [Member]
Disclosure of credit risk exposure [line items]
Total exposure	97,496	86,999
Trading related credit [member] | Canada [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Total exposure	86,800	68,279
Trading related credit [member] | Canada [member] | Trading Derivatives [Member]
Disclosure of credit risk exposure [line items]
Total exposure	29,370	24,018
Trading related credit [member] | United States [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Total exposure	336,311	258,883
Trading related credit [member] | United States [member] | Trading Derivatives [Member]
Disclosure of credit risk exposure [line items]
Total exposure	17,145	14,333
Trading related credit [member] | Europe [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Total exposure	113,085	87,158
Trading related credit [member] | Europe [member] | Trading Derivatives [Member]
Disclosure of credit risk exposure [line items]
Total exposure	43,598	43,312
Trading related credit [member] | Other International [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Total exposure	121,904	61,512
Trading related credit [member] | Other International [member] | Trading Derivatives [Member]
Disclosure of credit risk exposure [line items]
Total exposure	7,383	5,336
Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Total exposure	283,547	271,435
Residential mortgages [member] | Lending related and other [member] | Other commitments [member]
Disclosure of credit risk exposure [line items]
Total exposure	317	269
Residential mortgages [member] | Lending related and other [member] | Loans and acceptances [member] | Outstanding loan commitments [Member]
Disclosure of credit risk exposure [line items]
Total exposure	282,471	270,348
Residential mortgages [member] | Lending related and other [member] | Loans and acceptances [member] | Undrawn loan commitments [member]
Disclosure of credit risk exposure [line items]
Total exposure	759	818
Personal [member]
Disclosure of credit risk exposure [line items]
Total exposure	196,484	180,590
Personal [member] | Lending related and other [member] | Other commitments [member]
Disclosure of credit risk exposure [line items]
Total exposure	201	176
Personal [member] | Lending related and other [member] | Loans and acceptances [member] | Outstanding loan commitments [Member]
Disclosure of credit risk exposure [line items]
Total exposure	92,700	92,294
Personal [member] | Lending related and other [member] | Loans and acceptances [member] | Undrawn loan commitments [member]
Disclosure of credit risk exposure [line items]
Total exposure	103,583	88,120
Credit cards [member]
Disclosure of credit risk exposure [line items]
Total exposure	45,939	39,861
Credit cards [member] | Lending related and other [member] | Loans and acceptances [member] | Outstanding loan commitments [Member]
Disclosure of credit risk exposure [line items]
Total exposure	19,415	18,035
Credit cards [member] | Lending related and other [member] | Loans and acceptances [member] | Undrawn loan commitments [member]
Disclosure of credit risk exposure [line items]
Total exposure	26,524	21,826
Small business [member]
Disclosure of credit risk exposure [line items]
Total exposure	12,156	11,387
Small business [member] | Lending related and other [member] | Other commitments [member]
Disclosure of credit risk exposure [line items]
Total exposure	6	6
Small business [member] | Lending related and other [member] | Loans and acceptances [member] | Outstanding loan commitments [Member]
Disclosure of credit risk exposure [line items]
Total exposure	4,866	4,493
Small business [member] | Lending related and other [member] | Loans and acceptances [member] | Undrawn loan commitments [member]
Disclosure of credit risk exposure [line items]
Total exposure	7,284	6,888
Retail [member]
Disclosure of credit risk exposure [line items]
Total exposure	538,126	503,273
Retail [member] | Lending related and other [member] | Other commitments [member]
Disclosure of credit risk exposure [line items]
Total exposure	524	451
Retail [member] | Lending related and other [member] | Loans and acceptances [member] | Outstanding loan commitments [Member]
Disclosure of credit risk exposure [line items]
Total exposure	399,452	385,170
Retail [member] | Lending related and other [member] | Loans and acceptances [member] | Undrawn loan commitments [member]
Disclosure of credit risk exposure [line items]
Total exposure	138,150	117,652
Agriculture [member]
Disclosure of credit risk exposure [line items]
Total exposure	10,193	8,859
Agriculture [member] | Lending related and other [member] | Other commitments [member]
Disclosure of credit risk exposure [line items]
Total exposure	74	78
Agriculture [member] | Lending related and other [member] | Loans and acceptances [member] | Outstanding loan commitments [Member]
Disclosure of credit risk exposure [line items]
Total exposure	8,312	7,380
Agriculture [member] | Lending related and other [member] | Loans and acceptances [member] | Undrawn loan commitments [member]
Disclosure of credit risk exposure [line items]
Total exposure	1,762	1,338
Agriculture [member] | Trading related credit [member] | Trading Derivatives [Member]
Disclosure of credit risk exposure [line items]
Total exposure	45	63
Automotive [member]
Disclosure of credit risk exposure [line items]
Total exposure	16,087	15,067
Automotive [member] | Lending related and other [member] | Other commitments [member]
Disclosure of credit risk exposure [line items]
Total exposure	438	376
Automotive [member] | Lending related and other [member] | Loans and acceptances [member] | Outstanding loan commitments [Member]
Disclosure of credit risk exposure [line items]
Total exposure	8,726	8,248
Automotive [member] | Lending related and other [member] | Loans and acceptances [member] | Undrawn loan commitments [member]
Disclosure of credit risk exposure [line items]
Total exposure	6,435	6,026
Automotive [member] | Trading related credit [member] | Trading Derivatives [Member]
Disclosure of credit risk exposure [line items]
Total exposure	488	417
Consumer goods [member]
Disclosure of credit risk exposure [line items]
Total exposure	23,208	21,389
Consumer goods [member] | Lending related and other [member] | Other commitments [member]
Disclosure of credit risk exposure [line items]
Total exposure	669	605
Consumer goods [member] | Lending related and other [member] | Loans and acceptances [member] | Outstanding loan commitments [Member]
Disclosure of credit risk exposure [line items]
Total exposure	12,012	11,387
Consumer goods [member] | Lending related and other [member] | Loans and acceptances [member] | Undrawn loan commitments [member]
Disclosure of credit risk exposure [line items]
Total exposure	10,046	8,872
Consumer goods [member] | Trading related credit [member] | Trading Derivatives [Member]
Disclosure of credit risk exposure [line items]
Total exposure	481	525
Oil and gas [member]
Disclosure of credit risk exposure [line items]
Total exposure	19,657	19,835
Oil and gas [member] | Lending related and other [member] | Other commitments [member]
Disclosure of credit risk exposure [line items]
Total exposure	1,544	1,810
Oil and gas [member] | Lending related and other [member] | Loans and acceptances [member] | Outstanding loan commitments [Member]
Disclosure of credit risk exposure [line items]
Total exposure	6,027	6,743
Oil and gas [member] | Lending related and other [member] | Loans and acceptances [member] | Undrawn loan commitments [member]
Disclosure of credit risk exposure [line items]
Total exposure	10,379	10,322
Oil and gas [member] | Trading related credit [member] | Trading Derivatives [Member]
Disclosure of credit risk exposure [line items]
Total exposure	1,707	960
Utilities [member]
Disclosure of credit risk exposure [line items]
Total exposure	31,111	25,554
Utilities [member] | Lending related and other [member] | Other commitments [member]
Disclosure of credit risk exposure [line items]
Total exposure	3,318	3,689
Utilities [member] | Lending related and other [member] | Loans and acceptances [member] | Outstanding loan commitments [Member]
Disclosure of credit risk exposure [line items]
Total exposure	8,090	5,614
Utilities [member] | Lending related and other [member] | Loans and acceptances [member] | Undrawn loan commitments [member]
Disclosure of credit risk exposure [line items]
Total exposure	17,309	14,867
Utilities [member] | Trading related credit [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Total exposure		37
Utilities [member] | Trading related credit [member] | Trading Derivatives [Member]
Disclosure of credit risk exposure [line items]
Total exposure	2,394	1,347
Financing products [member]
Disclosure of credit risk exposure [line items]
Total exposure	11,982	10,401
Financing products [member] | Lending related and other [member] | Other commitments [member]
Disclosure of credit risk exposure [line items]
Total exposure	397	425
Financing products [member] | Lending related and other [member] | Loans and acceptances [member] | Outstanding loan commitments [Member]
Disclosure of credit risk exposure [line items]
Total exposure	7,938	6,556
Financing products [member] | Lending related and other [member] | Loans and acceptances [member] | Undrawn loan commitments [member]
Disclosure of credit risk exposure [line items]
Total exposure	1,449	2,062
Financing products [member] | Trading related credit [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Total exposure	1,753	730
Financing products [member] | Trading related credit [member] | Trading Derivatives [Member]
Disclosure of credit risk exposure [line items]
Total exposure	445	628
Forest products [member]
Disclosure of credit risk exposure [line items]
Total exposure	2,146	1,647
Forest products [member] | Lending related and other [member] | Other commitments [member]
Disclosure of credit risk exposure [line items]
Total exposure	90	85
Forest products [member] | Lending related and other [member] | Loans and acceptances [member] | Outstanding loan commitments [Member]
Disclosure of credit risk exposure [line items]
Total exposure	1,100	911
Forest products [member] | Lending related and other [member] | Loans and acceptances [member] | Undrawn loan commitments [member]
Disclosure of credit risk exposure [line items]
Total exposure	933	635
Forest products [member] | Trading related credit [member] | Trading Derivatives [Member]
Disclosure of credit risk exposure [line items]
Total exposure	23	16
Health services [member]
Disclosure of credit risk exposure [line items]
Total exposure	15,919	13,923
Health services [member] | Lending related and other [member] | Other commitments [member]
Disclosure of credit risk exposure [line items]
Total exposure	2,910	1,800
Health services [member] | Lending related and other [member] | Loans and acceptances [member] | Outstanding loan commitments [Member]
Disclosure of credit risk exposure [line items]
Total exposure	6,982	6,998
Health services [member] | Lending related and other [member] | Loans and acceptances [member] | Undrawn loan commitments [member]
Disclosure of credit risk exposure [line items]
Total exposure	5,612	4,602
Health services [member] | Trading related credit [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Total exposure		1
Health services [member] | Trading related credit [member] | Trading Derivatives [Member]
Disclosure of credit risk exposure [line items]
Total exposure	415	522
Holding and investments [member]
Disclosure of credit risk exposure [line items]
Total exposure	10,543	10,501
Holding and investments [member] | Lending related and other [member] | Other commitments [member]
Disclosure of credit risk exposure [line items]
Total exposure	542	566
Holding and investments [member] | Lending related and other [member] | Loans and acceptances [member] | Outstanding loan commitments [Member]
Disclosure of credit risk exposure [line items]
Total exposure	8,883	8,803
Holding and investments [member] | Lending related and other [member] | Loans and acceptances [member] | Undrawn loan commitments [member]
Disclosure of credit risk exposure [line items]
Total exposure	909	929
Holding and investments [member] | Trading related credit [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Total exposure	60
Holding and investments [member] | Trading related credit [member] | Trading Derivatives [Member]
Disclosure of credit risk exposure [line items]
Total exposure	149	203
Industrial products [member]
Disclosure of credit risk exposure [line items]
Total exposure	16,649	14,253
Industrial products [member] | Lending related and other [member] | Other commitments [member]
Disclosure of credit risk exposure [line items]
Total exposure	640	447
Industrial products [member] | Lending related and other [member] | Loans and acceptances [member] | Outstanding loan commitments [Member]
Disclosure of credit risk exposure [line items]
Total exposure	7,509	5,581
Industrial products [member] | Lending related and other [member] | Loans and acceptances [member] | Undrawn loan commitments [member]
Disclosure of credit risk exposure [line items]
Total exposure	7,991	7,533
Industrial products [member] | Trading related credit [member] | Trading Derivatives [Member]
Disclosure of credit risk exposure [line items]
Total exposure	509	692
Mining and metals [member]
Disclosure of credit risk exposure [line items]
Total exposure	6,163	6,057
Mining and metals [member] | Lending related and other [member] | Other commitments [member]
Disclosure of credit risk exposure [line items]
Total exposure	984	1,027
Mining and metals [member] | Lending related and other [member] | Loans and acceptances [member] | Outstanding loan commitments [Member]
Disclosure of credit risk exposure [line items]
Total exposure	1,301	1,113
Mining and metals [member] | Lending related and other [member] | Loans and acceptances [member] | Undrawn loan commitments [member]
Disclosure of credit risk exposure [line items]
Total exposure	3,758	3,816
Mining and metals [member] | Trading related credit [member] | Trading Derivatives [Member]
Disclosure of credit risk exposure [line items]
Total exposure	120	101
Non-bank financial services [member]
Disclosure of credit risk exposure [line items]
Total exposure	572,845	408,295
Non-bank financial services [member] | Lending related and other [member] | Other commitments [member]
Disclosure of credit risk exposure [line items]
Total exposure	11,939	15,597
Non-bank financial services [member] | Lending related and other [member] | Loans and acceptances [member] | Outstanding loan commitments [Member]
Disclosure of credit risk exposure [line items]
Total exposure	16,157	10,744
Non-bank financial services [member] | Lending related and other [member] | Loans and acceptances [member] | Undrawn loan commitments [member]
Disclosure of credit risk exposure [line items]
Total exposure	19,970	14,263
Non-bank financial services [member] | Trading related credit [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Total exposure	476,881	329,214
Non-bank financial services [member] | Trading related credit [member] | Trading Derivatives [Member]
Disclosure of credit risk exposure [line items]
Total exposure	47,898	38,477
Other services [member]
Disclosure of credit risk exposure [line items]
Total exposure	31,184	27,914
Other services [member] | Lending related and other [member] | Other commitments [member]
Disclosure of credit risk exposure [line items]
Total exposure	3,074	4,024
Other services [member] | Lending related and other [member] | Loans and acceptances [member] | Outstanding loan commitments [Member]
Disclosure of credit risk exposure [line items]
Total exposure	16,908	14,757
Other services [member] | Lending related and other [member] | Loans and acceptances [member] | Undrawn loan commitments [member]
Disclosure of credit risk exposure [line items]
Total exposure	9,709	7,529
Other services [member] | Trading related credit [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Total exposure	1,058	950
Other services [member] | Trading related credit [member] | Trading Derivatives [Member]
Disclosure of credit risk exposure [line items]
Total exposure	435	654
Real estate & related [member]
Disclosure of credit risk exposure [line items]
Total exposure	67,054	59,513
Real estate & related [member] | Lending related and other [member] | Other commitments [member]
Disclosure of credit risk exposure [line items]
Total exposure	1,917	1,603
Real estate & related [member] | Lending related and other [member] | Loans and acceptances [member] | Outstanding loan commitments [Member]
Disclosure of credit risk exposure [line items]
Total exposure	51,563	46,197
Real estate & related [member] | Lending related and other [member] | Loans and acceptances [member] | Undrawn loan commitments [member]
Disclosure of credit risk exposure [line items]
Total exposure	13,073	11,267
Real estate & related [member] | Trading related credit [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Total exposure	2	3
Real estate & related [member] | Trading related credit [member] | Trading Derivatives [Member]
Disclosure of credit risk exposure [line items]
Total exposure	499	443
Technology & media [member]
Disclosure of credit risk exposure [line items]
Total exposure	33,879	26,413
Technology & media [member] | Lending related and other [member] | Other commitments [member]
Disclosure of credit risk exposure [line items]
Total exposure	1,332	633
Technology & media [member] | Lending related and other [member] | Loans and acceptances [member] | Outstanding loan commitments [Member]
Disclosure of credit risk exposure [line items]
Total exposure	11,506	8,890
Technology & media [member] | Lending related and other [member] | Loans and acceptances [member] | Undrawn loan commitments [member]
Disclosure of credit risk exposure [line items]
Total exposure	17,132	14,129
Technology & media [member] | Trading related credit [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Total exposure	409	305
Technology & media [member] | Trading related credit [member] | Trading Derivatives [Member]
Disclosure of credit risk exposure [line items]
Total exposure	3,500	2,456
Transportation and environment [member]
Disclosure of credit risk exposure [line items]
Total exposure	15,795	15,803
Transportation and environment [member] | Lending related and other [member] | Other commitments [member]
Disclosure of credit risk exposure [line items]
Total exposure	2,191	3,300
Transportation and environment [member] | Lending related and other [member] | Loans and acceptances [member] | Outstanding loan commitments [Member]
Disclosure of credit risk exposure [line items]
Total exposure	6,318	5,950
Transportation and environment [member] | Lending related and other [member] | Loans and acceptances [member] | Undrawn loan commitments [member]
Disclosure of credit risk exposure [line items]
Total exposure	6,220	5,712
Transportation and environment [member] | Trading related credit [member] | Trading Derivatives [Member]
Disclosure of credit risk exposure [line items]
Total exposure	1,066	841
Other sectors [member]
Disclosure of credit risk exposure [line items]
Total exposure	8,471	12,862
Other sectors [member] | Lending related and other [member] | Other commitments [member]
Disclosure of credit risk exposure [line items]
Total exposure	1,905	4,694
Other sectors [member] | Lending related and other [member] | Loans and acceptances [member] | Outstanding loan commitments [Member]
Disclosure of credit risk exposure [line items]
Total exposure	5,551	4,570
Other sectors [member] | Lending related and other [member] | Loans and acceptances [member] | Undrawn loan commitments [member]
Disclosure of credit risk exposure [line items]
Total exposure	383	17
Other sectors [member] | Trading related credit [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Total exposure		3,018
Other sectors [member] | Trading related credit [member] | Trading Derivatives [Member]
Disclosure of credit risk exposure [line items]
Total exposure	632	563
Sovereign [member]
Disclosure of credit risk exposure [line items]
Total exposure	215,071	182,933
Sovereign [member] | Lending related and other [member] | Other commitments [member]
Disclosure of credit risk exposure [line items]
Total exposure	122,805	110,581
Sovereign [member] | Lending related and other [member] | Loans and acceptances [member] | Outstanding loan commitments [Member]
Disclosure of credit risk exposure [line items]
Total exposure	5,884	11,362
Sovereign [member] | Lending related and other [member] | Loans and acceptances [member] | Undrawn loan commitments [member]
Disclosure of credit risk exposure [line items]
Total exposure	13,160	11,406
Sovereign [member] | Trading related credit [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Total exposure	60,597	35,228
Sovereign [member] | Trading related credit [member] | Trading Derivatives [Member]
Disclosure of credit risk exposure [line items]
Total exposure	12,625	14,356
Banks [member]
Disclosure of credit risk exposure [line items]
Total exposure	285,430	268,409
Banks [member] | Lending related and other [member] | Other commitments [member]
Disclosure of credit risk exposure [line items]
Total exposure	136,142	132,644
Banks [member] | Lending related and other [member] | Loans and acceptances [member] | Outstanding loan commitments [Member]
Disclosure of credit risk exposure [line items]
Total exposure	5,173	4,261
Banks [member] | Lending related and other [member] | Loans and acceptances [member] | Undrawn loan commitments [member]
Disclosure of credit risk exposure [line items]
Total exposure	2,710	1,423
Banks [member] | Trading related credit [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Total exposure	117,340	106,346
Banks [member] | Trading related credit [member] | Trading Derivatives [Member]
Disclosure of credit risk exposure [line items]
Total exposure	24,065	23,735
Wholesale [member]
Disclosure of credit risk exposure [line items]
Total exposure	1,393,387	1,149,628
Wholesale [member] | Lending related and other [member] | Other commitments [member]
Disclosure of credit risk exposure [line items]
Total exposure	292,911	283,984
Wholesale [member] | Lending related and other [member] | Loans and acceptances [member] | Outstanding loan commitments [Member]
Disclosure of credit risk exposure [line items]
Total exposure	195,940	176,065
Wholesale [member] | Lending related and other [member] | Loans and acceptances [member] | Undrawn loan commitments [member]
Disclosure of credit risk exposure [line items]
Total exposure	148,940	126,748
Wholesale [member] | Trading related credit [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Total exposure	658,100	475,832
Wholesale [member] | Trading related credit [member] | Trading Derivatives [Member]
Disclosure of credit risk exposure [line items]
Total exposure	$ 97,496	$ 86,999